CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
General and administrative expenses	¥ (889,345)	$ (128,943)	¥ (881,498)	¥ (867,517)
Operating loss	(1,426,185)	(206,776)	(1,462,972)	(971,942)
Gain on disposal			247,145	5,658
Other income, net	31,677	4,593	265,822	33,134
Interest expense	(89,058)	(12,912)	(142,751)	(119,177)
Foreign currency translation adjustments	17,085	2,477	(44,298)	(11,519)
Comprehensive (loss) income	(1,446,226)	(209,681)	217,609	(2,037,027)
Parent | Reportable legal entities
Operating expenses
General and administrative expenses	(40,747)	(5,908)	(44,897)	(8,620)
Operating loss	(40,747)	(5,908)	(44,897)	(8,620)
Share of losses of subsidiaries and VIEs and subsidiaries of VIEs	(1,371,524)	(198,852)	(2,826,751)	(1,951,902)
Gain on disposal			3,213,599
Other income, net	17,329	2,514
Interest expense	(68,369)	(9,912)	(80,044)	(64,986)
Net (loss) income attributable to ordinary shareholders	(1,463,311)	(212,158)	261,907	(2,025,508)
Other comprehensive (loss) income, net of tax	0		0	0
Foreign currency translation adjustments	(17,085)	(2,477)	44,298	11,519
Comprehensive (loss) income	¥ (1,446,226)	$ (209,681)	¥ 217,609	¥ (2,037,027)